Discontinued operations and assets held for sale - Result from discontinued operations (Details) - EUR (€) € / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	€ 239,724,000	€ 241,249,000	€ 234,384,000
Revenues	239,724,000	241,249,000	234,384,000
Research and development expenses	(241,294,000)	(269,797,000)	(320,503,000)
Sales and marketing expenses	(5,676,000)	(3,480,000)	(3,776,000)
General and administrative expenses	(128,289,000)	(135,155,000)	(127,744,000)
Other operating income	47,272,000	36,127,000	46,071,000
Other income	47,272,000	36,127,000	46,075,000
Operating loss	(88,263,000)	(131,056,000)	(171,568,000)
Fair value adjustments and net currency exchange differences	16,252,000	51,498,000	61,462,000
Other financial income	80,249,000	18,563,000	3,057,000
Other financial expenses	(2,613,000)	(9,854,000)	(12,353,000)
Income/loss before tax	5,625,000	(70,849,000)	(119,402,000)
Income taxes	9,613,000	572,000	1,389,000
Net income	€ 215,685,000	€ (146,570,000)	€ 17,560,000
Basic income per share	€ 3.21	€ (3.32)	€ (1.58)
Diluted income per share	€ 3.21	€ (3.32)	€ (1.58)
Weighted average number of shares - Basic	65,884	65,699	65,500
Europe
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	€ 16,000	€ 100,000	€ 43,000
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	112,339,000	87,599,000	14,753,000
Collaboration revenues	431,465,000	176,432,000	235,709,000
Revenues	543,804,000	264,031,000	250,462,000
Cost of sales	(18,022,000)	(12,079,000)	(1,629,000)
Research and development expenses	(190,177,000)	(245,286,000)	(171,205,000)
Sales and marketing expenses	(113,356,000)	(144,075,000)	(66,179,000)
General and administrative expenses	(17,989,000)	(9,776,000)	(13,155,000)
Other operating income	13,003,000	10,721,000	7,678,000
Operating loss	217,262,000	(136,464,000)	5,972,000
Fair value adjustments and net currency exchange differences	(13,000)	(25,000)
Other financial income	679,000	15,000	164,000
Other financial expenses	(167,000)	(7,825,000)	(9,733,000)
Income/loss before tax	217,761,000	(144,298,000)	(3,597,000)
Income taxes	2,076,000	2,272,000	1,034,000
Net income	€ 215,685,000	€ (146,570,000)	€ (4,631,000)
Basic income per share	€ 3.27	€ (2.23)	€ (0.07)
Weighted average number of shares - Basic	65,884	65,699	65,500
Weighted average number of shares - Diluted	65,933	65,699	65,500
Jyseleca business, classified as held for sale | Europe
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	€ 112,300,000	€ 87,600,000
Jyseleca business, classified as held for sale | BE
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Product net sales	8,100,000	7,300,000
Fidelta
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Operating loss			€ 22,191,000
Net income			€ 22,191,000
Basic income per share			€ 0.34
Weighted average number of shares - Basic			65,500
Weighted average number of shares - Diluted			65,831
Collaboration agreement for filgotinib
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Collaboration revenues	429,400,000	€ 174,400,000
Deferred Income	€ 26,300,000